Debt Obligations (Details Textual) (USD $)	6 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Revolving Credit Facility [Member]	Jun. 30, 2013 Eurodollar [Member] Revolving Credit Facility [Member]	Jun. 30, 2013 Debt Instrument, Third Amendment [Member]	Dec. 31, 2012 Debt Instrument, Third Amendment [Member]	Jun. 30, 2013 Debt Instrument, Third Amendment [Member] Eurodollar [Member] Revolving Credit Facility [Member]	Jun. 30, 2013 Debt Instrument, Fourth Amendment [Member] Revolving Credit Facility [Member]	Apr. 15, 2013 Debt Instrument, Fourth Amendment [Member] Revolving Credit Facility [Member]	Jun. 30, 2013 Insurance Premium Financing [Member] Maximum [Member]	Jun. 30, 2013 Insurance Premium Financing [Member] Minimum [Member]	Jul. 31, 2013 Subsequent Event [Member] Debt Instrument, Fourth Amendment [Member] Revolving Credit Facility [Member]
Long-Term Debt (Textual) [Abstract]
Leverage ratio requirement	4.50	4.50			4.00	4.00
Total indebtedness	$ 130,900,000	$ 130,900,000
Ratio of indebtedness to net capital	5.70	5.70
Maximum outstanding borrowings under credit facility			150,000,000					175,000,000	175,000,000			175,000,000
Description of variable rate basis				Eurodollar Rate
Letter of credit outstanding	2,600,000	2,600,000
Debt issuance cost	5,800,000
Basis spread on variable rate				0.50%
Additional fees			0.125%				0.125%
Leverage covenant ratio test			4.62
Revolving loan facility	123,660,000	128,285,000						126,300,000	130,000,000			131,200,000
Remaining borrowing capacity								34,600,000	45,000,000			29,700,000
Insurance premium financing	3,300,000
Facility fee (percent)							0.50%			4.00%	3.22%
Periodic payment amount	$ 400,000